BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Assets
Land	$ 48,576	$ 30,601	$ 24,713
Buildings and improvements	894,014	728,230	622,506
Less: Accumulated depreciation	(168,210)	(137,725)	(102,900)
Total real estate assets	774,380	621,106	544,319
Construction in progress	174,470	146,904	87,609
Real Estate Assets, net	948,850	768,010	631,928
Cash and cash equivalents	5,045	5,210	8,232
Restricted cash			146
Rents and other receivables, net	13,928	14,434	11,943
Acquired intangibles, net	18,745	5,396	9,145
Deferred costs, net	33,686	19,150	15,062
Prepaid expenses	4,042	1,797	1,011
Other assets, net	25,853	17,359	7,976
TOTAL ASSETS	1,050,149	831,356	685,443
LIABILITIES
Mortgage notes payable	87,175	88,839	171,291
Secured credit facility			316,500
Unsecured credit facility	197,000	256,500
Senior notes	297,671
Capital lease obligations	9,042	2,538	2,491
Accounts payable and accrued liabilities	52,094	63,204	36,001
Dividends payable	10,541	8,965
Advance rents, security deposits and other liabilities	3,217	3,261	3,011
Deferred income	9,529	7,892	6,745
Derivative liability		453	767
Member advances and notes payable			26,958
TOTAL LIABILITIES	666,269	431,652	563,764
EQUITY
Common stock	290	289
Partners' capital			121,679
Additional paid-in capital	321,119	318,834
Accumulated other comprehensive income (loss)		(357)
Accumulated dividends in excess of earnings	(18,599)	(3,799)
Accumulated deficit		(3,799)
Total stockholders' equity	302,810	314,967	121,679
Noncontrolling interests	81,070	84,737
TOTAL EQUITY	383,880	399,704	121,679
TOTAL LIABILITIES AND EQUITY	1,050,149	831,356	685,443
Qualitytech, LP [Member]
Real Estate Assets
Land	48,576	30,601	24,713
Buildings and improvements	894,014	728,230	622,506
Less: Accumulated depreciation	(168,210)	(137,725)	(102,900)
Total real estate assets	774,380	621,106	544,319
Construction in progress	174,470	146,904	87,609
Real Estate Assets, net	948,850	768,010	631,928
Cash and cash equivalents	5,045	5,210	8,232
Restricted cash			146
Rents and other receivables, net	13,928	14,434	11,943
Acquired intangibles, net	18,745	5,396	9,145
Deferred costs, net	33,686	19,150	15,062
Prepaid expenses	4,042	1,797	1,011
Other assets, net	25,853	17,359	7,976
TOTAL ASSETS	1,050,149	831,356	685,443
LIABILITIES
Mortgage notes payable	87,175	88,839	171,291
Secured credit facility			316,500
Unsecured credit facility	197,000	256,500
Senior notes	297,671
Capital lease obligations	9,042	2,538	2,491
Accounts payable and accrued liabilities	52,094	63,204	36,001
Dividends payable	10,541	8,965
Advance rents, security deposits and other liabilities	3,217	3,261	3,011
Deferred income	9,529	7,892	6,745
Derivative liability		453	767
Member advances and notes payable			26,958
TOTAL LIABILITIES	666,269	431,652	563,764
EQUITY
Partners' capital	383,880	399,704	121,679
TOTAL LIABILITIES AND EQUITY	$ 1,050,149	$ 831,356	$ 685,443